CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Real estate investments:
Land	$ 138,799	$ 102,064
Buildings, improvements and other	1,500,130	1,271,364
Accumulated depreciation	(56,988)	(10,526)
Net real estate property	1,581,941	1,362,902
Acquired lease and other intangible assets	178,615	123,063
Accumulated amortization	(79,021)	(22,174)
Net real estate intangibles	99,594	100,889
Net real estate investments	1,681,535	1,463,791
Cash and cash equivalents	226,377	30,393
Receivables and other assets, net	58,247	13,432
Total Assets	1,966,159	1,507,616
Liabilities
Mortgage notes payable, net	1,223,224	1,035,193
Due to affiliates	6,882	5,894
Accrued expenses and other liabilities	72,241	58,694
Dividends payable	15,276	0
Total Liabilities	$ 1,317,623	$ 1,099,781
Commitments and contingencies (Note 15)
Equity
Preferred stock $0.01 par value, 100,000,000 shares authorized and none outstanding as of December 31, 2014	$ 0	$ 0
Common stock $0.01 par value, 2,000,000,000 shares authorized, 66,415,415 shares issued and outstanding as of December 31, 2014	664	0
Additional paid-in capital	672,587	407,835
Accumulated deficit	(24,715)	0
Total Equity	648,536	407,835
Total Liabilities and Equity	$ 1,966,159	$ 1,507,616